Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Cash generated from operating activities
Profit/(loss) for the year	€ 54	$ 63	€ (67)	$ (74)	€ (140)	$ (157)
Income tax (credit)/expense		(40)		55		70
Net finance expense		649		594		590
Depreciation and amortization		687		561		449
Exceptional operating items		149		145		89
Movement in working capital		99		131		100
Adjustments for acquisition related disposal and start up costs paid		(74)		(176)		(60)
Exceptional restructuring paid		10		11		22
Cash generated from operations		$ 1,523		$ 1,225		$ 1,059